SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 60.8%

Communications - 0.8%
American Tower Corp.	1,675	359,622

Consumer Durables - 0.4%
YETI Holdings, Inc. *	5,500	156,860

Consumer Non-Durables - 3.1%
Constellation Brands, Inc.	2,275	522,522
Estee Lauder Cos., Inc. - Class A	1,635	352,997
Mondelez International, Inc.	3,400	186,422
PepsiCo, Inc.	1,825	297,949

		1,359,890

Consumer Services - 2.2%
McDonald’s Corp.	2,000	461,480
Visa, Inc.	3,100	550,715

		1,012,195

Electronic Technology - 8.9%
Apple, Inc.	16,450	2,273,390
Applied Materials, Inc.	4,250	348,202
Broadcom, Inc.	1,485	659,355
NVIDIA Corp.	4,200	509,838
Qualcomm, Inc.	1,625	183,593

		3,974,378

Energy Minerals - 1.3%
ConocoPhillips	5,775	591,013

Finance - 3.6%
Ameriprise Financial, Inc.	1,150	289,743
Chubb, Ltd.	1,400	254,632
First Republic Bank	1,750	228,463
Goldman Sachs Group, Inc.	1,600	468,880
JPMorgan Chase & Co.	2,925	305,662

		1,547,380

Health Services - 3.9%
Centene Corp. *	3,500	272,335
HCA Healthcare, Inc.	2,200	404,338
UnitedHealth Group, Inc.	2,150	1,085,836

		1,762,509

Health Technology - 5.4%
Abbott Laboratories	3,550	343,498
Baxter International, Inc.	3,075	165,620
Dexcom, Inc. *	5,260	423,640
Johnson & Johnson	3,000	490,080
Medtronic, PLC	4,600	371,450
Thermo Fisher Scientific, Inc.	1,200	608,628

		2,402,916

Industrial Services - 1.1%
Cheniere Energy, Inc.	2,900	481,139

Process Industries - 1.9%
Darling Ingredients, Inc. *	3,525	233,179
Linde, PLC	1,225	330,248
Sherwin-Williams Co.	1,625	332,719

		896,146

Producer Manufacturing - 4.0%
Honeywell International, Inc.	1,450	242,106

Name of Issuer	Quantity	Fair Value ($)

Motorola Solutions, Inc.	1,400	313,558
Northrop Grumman Corp.	875	411,530
Parker-Hannifin Corp.	1,350	327,118
Safran SA, ADR	11,550	261,954
Siemens AG, ADR	5,175	253,316

		1,809,582

Retail Trade - 7.4%
Amazon.com, Inc. *	11,200	1,265,600
CVS Health Corp.	5,800	553,146
Home Depot, Inc.	2,050	565,677
Lululemon Athletica, Inc. *	775	216,659
TJX Cos., Inc.	6,550	406,886
Ulta Beauty, Inc. *	795	318,946

		3,326,914

Technology Services - 14.9%
Accenture, PLC	2,025	521,033
Adobe, Inc. *	1,050	288,960
Alphabet, Inc. - Class A *	12,400	1,186,060
Alphabet, Inc. - Class C *	4,100	394,215
Atlassian Corp., PLC *	2,000	421,180
Autodesk, Inc. *	1,900	354,920
Dynatrace, Inc. *	4,250	147,943
Intuit, Inc.	1,200	464,784
Microsoft Corp.	7,800	1,816,620
Paycom Software, Inc. *	600	197,994
PayPal Holdings, Inc. *	1,675	144,167
Salesforce, Inc. *	3,650	525,016
ServiceNow, Inc. *	560	211,462

		6,674,354

Transportation - 1.2%
FedEx Corp.	975	144,758
Union Pacific Corp.	2,050	399,381

		544,139

Utilities - 0.7%
NextEra Energy, Inc.	4,140	324,617

Total Common Stocks (cost: $18,497,668)		27,223,654

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 35.2%

Asset-Backed Securities - 0.5%

Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	14,243	14,038
2007-20H 1, 5.78%, 8/1/27	12,118	12,005

Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 [1,4]	99,010	91,799
2019-MH1 A2, 3.00%, 11/25/58 [1,4]	100,000	94,829

		212,671

Collateralized Mortgage Obligations - 7.0%

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	18,607	16,663

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

2003-34 A1, 6.00%, 4/25/43	26,076	26,592
2004-T1 1A1, 6.00%, 1/25/44	16,072	16,328
1999-17 C, 6.35%, 4/25/29	5,747	5,870
2001-82 ZA, 6.50%, 1/25/32	9,171	9,438
2009-30 AG, 6.50%, 5/25/39	28,187	29,162
2013-28 WD, 6.50%, 5/25/42	27,001	28,255
2004-T1 1A2, 6.50%, 1/25/44	45,906	47,441
2004-W9 2A1, 6.50%, 2/25/44	27,551	28,364
2010-108 AP, 7.00%, 9/25/40	491	514
2004-T3 1A3, 7.00%, 2/25/44	5,391	5,678
1993-21 KA, 7.70%, 3/25/23	1,042	1,044

Freddie Mac:
4293 BA, 5.31%, 10/15/47 [1]	8,230	8,250
2122 ZE, 6.00%, 2/15/29	31,851	32,757
2126 C, 6.00%, 2/15/29	20,509	20,987
2480 Z, 6.00%, 8/15/32	23,869	24,423
2485 WG, 6.00%, 8/15/32	23,393	24,036
2575 QE, 6.00%, 2/15/33	10,292	10,514
2980 QA, 6.00%, 5/15/35	11,431	11,736
2283 K, 6.50%, 12/15/23	895	900
2357 ZJ, 6.50%, 9/15/31	16,325	16,612
4520 HM, 6.50%, 8/15/45	13,660	14,754
3704 CT, 7.00%, 12/15/36	9,747	10,432
2238 PZ, 7.50%, 6/15/30	8,721	9,275

Government National Mortgage Association:
2021-86 WB, 4.73%, 5/20/51 [1]	148,554	148,733
2021-104 HT, 5.50%, 6/20/51	186,053	191,246
2021-27 AW, 5.84%, 2/20/51 [1]	200,298	213,546
2015-80 BA, 7.00%, 6/20/45 [1]	11,051	11,580
2018-147 AM, 7.00%, 10/20/48	29,423	31,048
2018-160 DA, 7.00%, 11/20/48	26,892	28,311
2014-69 W, 7.21%, 11/20/34 [1]	14,718	15,528
2013-133 KQ, 7.32%, 8/20/38 [1]	16,711	17,766
2005-74 HA, 7.50%, 9/16/35	1,566	1,596

JP Morgan Mortgage Trust:
2021-3 A4, 2.50%, 7/25/51 [1,4]	135,222	118,118
2021-6 A4, 2.50%, 10/25/51 [1,4]	314,383	270,001
2021-13 A4, 2.50%, 4/25/52 [1,4]	292,276	251,015
2019-HYB1 A5A, 3.00%, 10/25/49 [1,4]	33,774	30,888
2020-8 A3, 3.00%, 3/25/51 [1,4]	19,222	15,988
2022-1 A11, 3.03%, 7/25/52 [1,4]	354,314	328,668
2021-13 A11, 3.13%, 4/25/52 [1,4]	306,707	284,627
2022-2 A11, 3.23%, 8/25/52 [1,4]	334,298	313,513
2021-6 A12, 5.00%, 10/25/51 [1,4]	293,814	285,825

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	40,705	39,310

PMT Loan Trust:
2013-J1 A11, 3.50%, 9/25/43 [1,4]	29,248	26,261

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	45,580	41,357

Vendee Mortgage Trust:
1994-2 2, 5.31%, 5/15/24 [1]	223	222
2008-1 B, 6.01%, 3/15/25 [1]	7,518	7,656

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	37,674	32,708
2020-2 A17, 3.00%, 12/25/49 [1,4]	29,262	25,138

Name of Issuer	Principal Amount ($)	Fair Value ($)

2020-2 A3, 3.00%, 12/25/49 [1,4]	5,683	5,573

		3,136,247

Corporate Bonds - 8.4%
Becton Dickinson & Co., 4.30%, 8/22/32	50,000	45,596
British Airways 2020-1 Class B Pass Through Trust, 8.38%, 11/15/28 [4]	48,629	49,172
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	89,908
ConocoPhillips Co., 6.95%, 4/15/29	125,000	137,054
Consumers Energy Co., 4.35%, 8/31/64	50,000	38,919
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	121,220	128,248
Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.63%, 7/30/27	121,676	109,649
Duke Energy Florida, LLC:
2.54%, 9/1/29	49,482	44,879
2.86%, 3/1/33	120,000	100,475
Entergy Louisiana, LLC, 4.95%, 1/15/45	150,000	134,522
Equifax, Inc., 3.10%, 5/15/30	100,000	82,980
Equinor ASA, 7.15%, 11/15/25	150,000	158,683
Fairfax Financial Holdings, 7.75%, 7/15/37	150,000	152,101
ITT, LLC, 7.40%, 11/15/25	25,000	25,685
Johnson & Johnson, 3.55%, 3/1/36	150,000	128,789
JPMorgan Chase & Co., 3 Mo. Libor + 1.16%, 3.22%, 3/1/25 [1]	50,000	48,398
Lincoln National Corp., 7.00%, 6/15/40	100,000	104,458
Moody’s Corp., 4.25%, 8/8/32	50,000	45,291
Morgan Stanley, 4.68%, 7/17/26 [1]	100,000	97,414
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29, 5.58%, 12/15/24 [1,4]	195,000	195,023
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	250,000	224,422
PacifiCorp, 2.70%, 9/15/30	200,000	166,929
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	100,000	99,352
Principal Financial Group, Inc., 3 Mo. Libor + 3.04%, 5.95%, 5/15/55 [1]	100,000	95,581
Prudential Financial, Inc. (Subordinated), 3 Mo. Libor + 3.92%, 5.63%, 6/15/43 [1]	200,000	197,052
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	96,917
Spirit Airlines, 4.10%, 4/1/28	111,241	96,236
Tennessee Gas Pipeline, LLC, 7.00%, 10/15/28	213,000	219,028
Tyco Intl. Finance, 3.90%, 2/14/26	200,000	183,781
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 5/1/32	136,508	108,997
Unum Group, 7.25%, 3/15/28	25,000	25,486
Waste Connections, Inc., 4.20%, 1/15/33	100,000	90,552
West Loop BC (Subordinated), 3 Mo. Libor + 1.87, 4.00%, 12/1/27 [1]	225,000	224,072

		3,745,649

Federal Home Loan Mortgage Corporation - 0.3%
7.50%, 7/1/29	61,591	64,224
8.00%, 2/1/34	6,185	6,419
8.50%, 9/1/24	4	4
8.50%, 5/1/31	74,107	78,418

		149,065

Federal National Mortgage Association - 2.8%
4.50%, 7/1/52	343,257	328,028

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

4.50%, 9/1/52	348,207	332,758
5.50%, 10/1/33	35,616	35,501
5.50%, 8/1/56	175,080	180,064
6.00%, 7/1/41	161,733	168,309
6.50%, 2/1/24	2,259	2,258
6.50%, 9/1/27	21,128	21,767
6.50%, 6/1/40	63,886	66,466
7.00%, 1/1/32	4,724	4,761
7.00%, 3/1/33	13,586	13,929
7.00%, 12/1/38	14,847	15,234
8.00%, 6/1/24	2,390	2,419
8.00%, 1/1/31	4,068	4,076
8.00%, 2/1/31	14,204	15,303
8.00%, 9/1/37	38,749	40,858
8.42%, 7/15/26	1,408	1,412
8.50%, 10/1/30	12,677	13,221

		1,246,364

Government National Mortgage Association - 0.6%
5.00%, 5/20/48	30,433	30,333
5.50%, 8/20/62	199,871	201,525
6.50%, 11/20/38	9,357	9,557
7.00%, 12/15/24	3,390	3,417
7.00%, 11/20/27	6,196	6,371
7.00%, 9/20/29	16,559	17,309
7.00%, 9/20/38	6,801	7,221
7.50%, 4/20/32	10,034	10,286
8.00%, 7/15/24	281	282

		286,301

Taxable Municipal Securities - 10.1%
Chicago Park Dist., 2.53%, 1/1/34	235,000	181,822
City of Encinitas CA, 1.45%, 9/1/27	250,000	212,265
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	220,243
Colliers Hill Metropolitan Dist. No. 2 G.O., 3.99%, 12/1/47	250,000	194,575
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	163,289
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	168,292
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	87,906
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	175,350
Louisiana State Trans. Auth., 1.45%, 2/15/27	300,000	260,490
Madison Co. Comm. Sch. Dist. No. 7, 1.90%, 12/1/30	150,000	117,859
Maricopa Co. Industrial Dev. Auth., 5.00%, 7/1/44 [4]	100,000	99,108
Massachusetts Edu. Auth.:
4.00%, 1/1/32	25,000	23,898
4.41%, 7/1/34	15,000	14,632
4.95%, 7/1/38	200,000	190,674
MD Comm. Dev. Admin., 4.03%, 9/1/27	200,000	192,450
MN Hsg. Fin. Agy., 2.31%, 1/1/27	140,000	133,507
NJ Higher Edu. Student Assit. Auth., 3.50%, 12/1/39 [8]	85,000	77,862
No. Dakota Hsg. Fin. Auth., 3.70%, 7/1/33	100,000	89,909
NY Mortgage Agency, 2.98%, 10/1/40	150,000	115,552
NY State Dormitory Auth., 2.69%, 7/1/35	200,000	151,898
Oregon State Fac. Auth., 2.68%, 7/1/31	350,000	282,310

Name of Issuer	Principal Amount ($)	Fair Value ($)

Public Fin. Auth., 4.23%, 7/1/32	105,000	96,965
RI Student Loan Auth., 4.13%, 12/1/27	200,000	189,510
South Carolina Student Loan Corp., 2.92%, 12/1/28	200,000	173,104
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	106,234
Texas Trans. Comm. State Highway, 5.18%, 4/1/30	150,000	151,869
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	182,120
VA Hsg. Dev. Auth., 2.13%, 7/25/51	234,913	195,264
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	155,000	148,643
Wichita Falls, 1.65%, 9/1/28	145,000	121,815

		4,519,415

U.S. Treasury / Federal Agency Securities - 5.5%

Federal Agency Issues - 0.2%
Federal Home Loan Mortgage Corp. 4.05%, 7/21/25	75,000	73,975

U.S. Treasury - 5.3%
U.S. Treasury Bonds 3.00%, 8/15/52	150,000	129,539

U.S. Treasury Notes:
1.88%, 2/28/27	850,000	774,529
2.75%, 7/31/27	1,025,000	965,662

U.S. Treasury Strip:
2.18%, 8/15/47 [6]	650,000	243,047
3.23%, 11/15/50 [6]	850,000	297,948

		2,484,700

Total Bonds (cost $17,872,958)		15,780,412

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 2.4%
BlackRock Enhanced Government Fund	4,886	46,710
DWS Municipal Income Trust	9,800	81,536
MFS Intermediate Income Trust	63,700	178,997
Nuveen AMT-Free Quality Muni Income Fund	15,100	160,060
Nuveen Multi-Market Income Fund, Inc.	3,953	23,283
Putnam Master Intermediate Income Trust	61,000	198,250
Putnam Premier Income Trust	58,975	211,131
WA Inflation-Linked Opp. & Inc. Fund	9,109	82,619
WA Inflation-Linked Sec. & Inc. Fund	10,953	98,029

Total Investment Companies (cost: $1,319,242)		1,080,615

Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $699,864)	699,864	699,864

Total Investments in Securities - 100.0% (cost $38,389,732)		44,784,545

Other Assets and Liabilities, net - (0.0)%		(15,763)

Net Assets - 100.0%		$44,768,782

SEPTEMBER 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Balanced Fund (Continued)

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2022 was $3,072,083 and represented 6.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2022, 0.2% of net assets in the Fund was invested in such securities.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	27,223,654	—	—	27,223,654
Asset-Backed Securities	—	212,671	—	212,671
Collateralized Mortgage Obligations	—	3,136,247	—	3,136,247
Corporate Bonds	—	3,745,649	—	3,745,649
Federal Home Loan Mortgage Corporation	—	149,065	—	149,065
Federal National Mortgage Association	—	1,246,364	—	1,246,364
Government National Mortgage Association	—	286,301	—	286,301
Taxable Municipal Securities	—	4,519,415	—	4,519,415
U.S. Treasury / Federal Agency Securities	—	2,484,700	—	2,484,700
Investment Companies	1,080,615	—	—	1,080,615
Short-Term Securities	699,864	—	—	699,864

Total:	29,004,133	15,780,412	—	44,784,545

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4